Summary of significant accounting policies - Segment revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 221,882	$ 177,934	$ 159,366
Property and equipment	28,498	21,824
West Africa
Disclosure of geographical areas [line items]
Revenue	110,528	83,364	72,029
Property and equipment	12,237	6,563
North Africa
Disclosure of geographical areas [line items]
Revenue	63,148	60,494	55,330
Property and equipment	8,973	8,642
East and South Africa
Disclosure of geographical areas [line items]
Revenue	39,309	32,080	30,940
Property and equipment	5,812	4,528
Europe
Disclosure of geographical areas [line items]
Revenue	295	329	831
Property and equipment	1,209	1,905
China
Disclosure of geographical areas [line items]
Property and equipment	163	131
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	8,576	1,666	236
Property and equipment	104	55
Others
Disclosure of geographical areas [line items]
Revenue	$ 26	$ 1	$ 0